Accruals and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Payroll payable	2,958,302	2,634,049	338,423
Accrued expenses	630,462	1,003,369	128,913
Customer deposits	1,544,620	1,557,500	200,108
Contract liabilities	7,530,159	908,389	116,710
Other taxes payables	64,091	341,424	43,866
Others	30,670	—	—
Total	12,758,304	6,444,731	828,020

Schedule of Contract Liabilities

Changes in the Group’s contract liabilities as presented as follows:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	—	7,530,159	967,476
Exchange alignment	—	19,505	2,506
Addition	7,584,619	—	—
Recognized as revenue	(54,460)	(6,641,275)	(853,272)
Ending balance	7,530,159	908,389	116,710